Employee Benefit Plans	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS
401(k) Plan
All full-time Company employees are eligible to join the Company’s defined contribution retirement plan the first day of the calendar month immediately following their date of employment. Each employee may contribute up to the maximum allowable under the Internal Revenue Code. Each year, the Company makes a contribution to the plan which equals 3% of the employee’s annual compensation, referred to as the Employer’s Safe Harbor Non-Elective Contribution, which totaled approximately $0.7 million, $0.6 million and $0.4 million in 2016, 2015 and 2014, respectively. In addition, each year, the Company may make a discretionary matching contribution, as well as additional contributions. The Company’s discretionary matching contributions totaled $0.9 million, $0.8 million and $0.5 million in 2016, 2015 and 2014, respectively. The Company made no additional discretionary contributions in any reporting period presented.